Derivative Instruments, Realized Gain (Loss) Related to Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	$ (18,756)	$ (7,476)
Not Designated as Hedging Instrument [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	(18,756)	(7,476)
Not Designated as Hedging Instrument [Member] | Realized Loss on Derivatives, Net [Member] | Interest Rate Swaps [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	(47,865)	(8,024)
Not Designated as Hedging Instrument [Member] | Realized Loss on Derivatives, Net [Member] | Swaptions [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	0	(762)
Not Designated as Hedging Instrument [Member] | Realized Loss on Derivatives, Net [Member] | TBAs [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	459	(220)
Not Designated as Hedging Instrument [Member] | Realized Loss on Derivatives, Net [Member] | Treasury Futures [Member]
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Realized loss on derivatives, net	$ 28,650	$ 1,530